                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

                               HEWITT SERIES TRUST

Manager's Discussion and Analysis .........................................    1

Statements of Assets and Liabilities ......................................    2

Statements of Operations ..................................................    3

Statements of Changes in Net Assets .......................................    4

Financial Highlights ......................................................    5

Notes to Financial Statements .............................................    7

Independent Auditors' Report ..............................................   11

                           MASTER INVESTMENT PORTFOLIO

Schedule of Investments ...................................................   15

Statement of Assets and Liabilities .......................................   19

Statement of Operations ...................................................   20

Statements of Changes in Net Assets .......................................   21

Notes to the Financial Statements .........................................   22

Independent Accountants' Report ...........................................   25



                                     [PHOTO]


                               Hewitt Series Trust
                            Hewitt Money Market Fund
                              Hewitt Institutional
                               Money Market Fund


                                  Annual Report
                                December 31, 2001

HEWITT SERIES TRUST

PERFORMANCE AS OF 12/31/01                                      THIRTY-DAY YIELD
--------------------------------------------------------------------------------

Hewitt Money Market Fund                                                   1.32%
Hewitt Institutional Money Market Fund                                     1.84%

The thirty-day yield is an annualized yield for the thirty-day period ended December 31, 2001. "Annualized yield" refers to the interest you would earn if you held a share of the Fund for one year; the yield is prorated if you hold a share for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

The U.S. economy showed signs of weak growth throughout the year ended December 31, 2001. According to official reports, the economy slipped into recession starting in March. In an effort to keep the recession short and shallow, the Federal Reserve Board (the "Fed") cut its target federal funds rate eleven times during the year to 1.75%, its lowest level in forty years. The discount rate followed closely behind to end the year at 1.25%.

Throughout the first quarter, a significant portion of the Money Market Fund (the "Fund") was positioned to mature within one month, as many securities with longer maturities were priced to incorporate another inter-meeting and/or overly aggressive Fed move. After a positive consumer confidence report caused yields on assets to increase, the Fund chose to exercise its lengthening strategy. This proved advantageous and prudent as the Fed eased aggressively and then moved to a moderate pace late in the second quarter. During the second and third quarters, anticipating further Fed rate cuts, the Fund purchased assets with maturities between three and six months.

The Fund benefited from positive performance during the fourth quarter, which was due in large part to the longer-maturity paper purchased in the second and third quarters, along with some well-timed opportunities taken in the fourth quarter. Given the large amount of Fed easing done in 2001, maintaining a longer weighted average maturity throughout the year proved advantageous.

As we move into 2002, we continue to watch for signs leading to a reversal in monetary policy. This will most likely begin with a restocking of business inventories and will inevitably lead to increased consumer spending. While that is happening, we will be cautious to execute as we look for opportunities that compensate for a re-acceleration beginning as early as the second quarter of 2002.

The Funds are "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder funds, which are offered to the public, holds interests in the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. Barclays Global Fund Advisors (BFGA) is the investment advisor for the Master Portfolio.

                               HEWITT SERIES TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001



                                            HEWITT MONEY    HEWITT INSTITUTIONAL
                                            MARKET FUND      MONEY MARKET FUND
                                            ------------    --------------------

ASSETS
Investments:

In Money Market Master Portfolio
  ("Master Portfolio"), at market
  value (Note 1) .........................   $66,282,656        $109,115,169
Receivables:
    Due from Hewitt Associates LLC
      (Note 2) ...........................        72,940              62,040
    Capital shares sold ..................            --           2,084,613
                                             -----------        ------------
TOTAL ASSETS .............................    66,355,596         111,261,822
                                             -----------        ------------
LIABILITIES
Payables:

    Capital shares redeemed ..............            --           1,864,984
    Due to Trustees ......................           490                 643
    Accrued shareholder servicing fees ...        40,834              53,605
    Accrued distribution costs ...........        40,834                  --
    Accrued expenses .....................        18,953              57,637
                                             -----------        ------------
TOTAL LIABILITIES ........................       101,111           1,976,869
                                             -----------        ------------
NET ASSETS ...............................   $66,254,485        $109,284,953
                                             ===========        ============
Net assets consist of:
    Paid-in capital ......................   $66,252,649        $109,253,464
    Undistributed net investment
      income .............................            --              28,446
    Undistributed net realized gain on
      investments ........................         1,836               3,043
                                             -----------        ------------
NET ASSETS ...............................   $66,254,485        $109,284,953
                                             ===========        ============
Shares outstanding .......................    66,252,676           1,085,306
                                             ===========        ============
Net asset value and offering price per
  share ..................................   $      1.00        $     100.70
                                             ===========        ============


   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001




                                              HEWITT MONEY  HEWITT INSTITUTIONAL
                                              MARKET FUND    MONEY MARKET FUND
                                              ------------  --------------------

NET INVESTMENT INCOME ALLOCATED FROM
  MASTER PORTFOLIO
    Interest ...............................  $ 2,635,086       $ 4,357,701
    Expenses ...............................      (62,120)         (102,544)
                                              -----------       -----------
NET INVESTMENT INCOME ALLOCATED FROM
  MASTER PORTFOLIO .........................    2,572,966         4,255,157
                                              -----------       -----------
FUND EXPENSES (NOTE 2)
    Advisory and administration fees .......      186,451           102,441
    Shareholder servicing fees .............      155,376           204,882
    Distribution costs .....................      155,376                --
    Fund accounting & transfer agent
      fees .................................       68,091            96,894
    Legal fees .............................       46,538            60,765
    Audit fees .............................       12,170            12,559
    Printing costs .........................       20,807            16,541
    Registration costs .....................       40,192             8,470
    Trustee fees ...........................        9,152             3,606
    Offering expenses ......................       43,772                --
    Other expenses .........................       40,548                --
                                              -----------       -----------
TOTAL FUND EXPENSES ........................      778,473           506,158
                                              -----------       -----------
Less:
    Fees reimbursed by Hewitt Associates
      LLC (Note 2) .........................     (250,126)         (147,735)
                                              -----------       -----------
TOTAL NET EXPENSES .........................      528,347           358,423
                                              -----------       -----------
NET INVESTMENT INCOME ......................    2,044,619         3,896,734
                                              -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM MASTER
  PORTFOLIO

    Net realized gain ......................        1,836             3,062
                                              -----------       -----------
Net gain on investments ....................        1,836             3,062
                                              -----------       -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ..........................  $ 2,046,455       $ 3,899,796
                                              ===========       ===========


   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                        HEWITT INSTITUTIONAL
                                                             HEWITT MONEY MARKET FUND                    MONEY MARKET FUND
                                                       ---------------------------------------  ------------------------------------
                                                         FOR THE              FOR THE               FOR THE             FOR THE
                                                       YEAR ENDED           PERIOD ENDED           YEAR ENDED          YEAR ENDED
                                                   DECEMBER 31, 2001    DECEMBER 31, 2000(A)   DECEMBER 31, 2001   DECEMBER 31, 2000
                                                   -----------------    --------------------   -----------------   -----------------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:

  Net investment income ..........................  $   2,044,619          $     227,204         $   3,896,734       $   7,976,680
  Net realized gain ..............................          1,836                     --                 3,062                  10
                                                    -------------          -------------         -------------       -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ......................      2,046,455                227,204             3,899,796           7,976,690
                                                    -------------          -------------         -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income .....................     (2,019,019)              (252,804)           (3,896,734)                 --
    Administrative Shares(b) .....................             --                     --                    --          (2,929,012)
    Institutional Shares .........................             --                     --                    --          (5,019,222)
                                                    -------------          -------------         -------------       -------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS ...................................     (2,019,019)              (252,804)           (3,896,734)         (7,948,234)
                                                    -------------          -------------         -------------       -------------
CAPITAL SHARE TRANSACTIONS:
  Net capital share transactions (Note 3) ........      8,361,987             57,890,662             5,625,950           6,240,922
                                                    -------------          -------------         -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ...............      8,361,987             57,890,662             5,625,950           6,240,922
                                                    -------------          -------------         -------------       -------------
INCREASE IN NET ASSETS ...........................      8,389,423             57,865,062             5,629,012           6,269,378
NET ASSETS:
Beginning of year ................................     57,865,062                     --           103,655,941          97,386,563
                                                    -------------          -------------         -------------       -------------
END OF YEAR ......................................  $  66,254,485          $  57,865,062         $ 109,284,953       $ 103,655,941
                                                    =============          =============         =============       =============
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
  IN NET ASSETS AT END OF PERIOD .................  $          --          $     (25,600)        $      28,446       $      28,446
                                                    =============          =============         =============       =============


------------

(a) For the period December 4, 2000 (commencement of operations) to December 31, 2000.
(b) Administrative Class shares ceased operations on December 1, 2000.

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                            HEWITT MONEY MARKET FUND

                                                            PERIOD FROM
                                                           DEC. 4, 2000
                                                           (COMMENCEMENT
                                           YEAR ENDED    OF OPERATIONS) TO
                                          DEC. 31, 2001    DEC. 31, 2000
                                          -------------  -----------------

NET ASSET VALUE, BEGINNING OF PERIOD ...    $     1.00       $     1.00
                                            ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ..............          0.03             0.00(a)
                                            ----------       ----------
Total from investment operations .......          0.03             0.00
                                            ----------       ----------
LESS DISTRIBUTIONS:
    From net investment income .........         (0.03)           (0.00)(a)
                                            ----------       ----------
TOTAL DISTRIBUTIONS ....................         (0.03)           (0.00)
                                            ----------       ----------
NET ASSET VALUE, END OF PERIOD .........    $     1.00       $     1.00
                                            ==========       ==========
TOTAL RETURN ...........................          3.36%            0.47%(b)
                                            ==========       ==========
Ratios/Supplemental data:
    Net assets, end of period (000s) ...    $   66,254       $   57,865
    Ratio of expenses to average net
      assets(1) ........................          0.95%            0.95%(c)
    Ratio of net investment income to
      average net assets(2) ............          3.31%            5.77%(c)
---------------------------------------------------------------------------
(1) Ratio of expenses to average net
    assets prior to waived fees and
    reimbursed expenses ................          1.36%            1.54%(c)
(2) Ratio of net investment income
    (loss) to average net assets prior
    to waived fees and reimbursed
    expenses ...........................          2.90%            5.18%(c)
---------------------------------------------------------------------------

(a)  Rounds to less than $0.01.
(b)  Not annualized.
(c)  Annualized.

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                     HEWITT INSTITUTIONAL MONEY MARKET FUND

                                                 YEAR ENDED       YEAR ENDED        PERIOD ENDED          YEAR ENDED
                                                DEC. 31, 2001  DEC. 31, 2000(F)   DEC. 31, 1999(A)(F)  FEB. 28, 1999(B)(F)
                                                -------------  ----------------   -------------------  -------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD .....................................     $ 100.68        $ 100.52            $100.30              $100.00
                                                   --------        --------            -------              -------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income ....................         3.86            5.73               3.90                 1.97
    Net realized and
      unrealized gain on
      investments ............................         0.02            0.13               0.22                   --
                                                   --------        --------            -------              -------
Total from investment
  operations .................................         3.88            5.86               4.12                 1.97
                                                   --------        --------            -------              -------
LESS DISTRIBUTIONS:
    From net investment
      income .................................        (3.86)          (5.70)             (3.90)               (1.67)
                                                   --------        --------            -------              -------
TOTAL DISTRIBUTIONS ..........................        (3.86)          (5.70)             (3.90)               (1.67)
                                                   --------        --------            -------              -------
NET ASSET VALUE, END OF
  PERIOD .....................................     $ 100.70        $ 100.68            $100.52              $100.30
                                                   ========        ========            =======              =======
TOTAL RETURN .................................         3.93%           6.12%              4.18%(d)             1.98%(d)
                                                   ========        ========            =======              =======
Ratios/Supplemental data:
    Net assets, end of period
      (000s) .................................     $109,285        $103,656            $43,068              $10,949
    Ratio of expenses to
      average net assets(1) ..................         0.45%           0.45%              0.44%(e)             0.45%(e)
    Ratio of net investment
      income to average net
      assets(2) ..............................         3.82%           6.05%              5.03%(e)             4.86%(e)
--------------------------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets prior
    to waived fees and
    reimbursed expenses ......................         0.60%           0.59%              0.72%(e)             1.62%(e)
(2) Ratio of net investment
    income (loss) to average
    net assets prior to waived
    fees and reimbursed
    expenses .................................         3.67%           5.91%              4.75%(e)             3.69%(e)
--------------------------------------------------------------------------------------------------------------------------

(a) For the ten months ended December 31, 1999. The Fund changed its fiscal year from February 28 to December 31.
(b) For the period from October 1, 1998 (commencement of operations) to February 28, 1999.
(c)  Rounds to less than $0.01.
(d)  Not annualized.
(e)  Annualized.
(f)  Institutional Class Shares through December 4, 2000.

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Hewitt Money Market Fund (the "Money Market Fund") and Hewitt Institutional Money Market Fund, (the "Institutional Money Market Fund"), (each a "Fund", collectively, the "Funds") are diversified series of Hewitt Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on July 7, 1998.

    Institutional Money Market Fund ceased offering Administrative Class shares on December 1, 2000. On December 4, 2000, all Administrative Class shares were redeemed and shareholders of these shares reinvested proceeds into the Money Market Fund.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

    Each Fund invests substantially all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Funds. The value of each Fund's investment in the Master Portfolio reflects each Fund's interest in the net assets of the Master Portfolio (3.75% and 6.19% for the Money Market Fund and the Institutional Money Market Fund, respectively, as of December 31, 2001).

    The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Each Fund records daily, its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

    The performance of each Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

FEDERAL INCOME TAXES

    The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

                               HEWITT SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that each Fund continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2001.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends to shareholders from net investment income of each Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2. AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

    Hewitt Associates LLC ("Hewitt Associates") provides advisory and administrative services to the Money Market Fund. For these services, the Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.30% of the Money Market Fund's average daily net assets. Hewitt Associates has agreed to waive its fees or absorb expenses of the Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Money Market Fund, on an annual basis, does not exceed 0.95% of the average daily net assets of the Money Market Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2001, Hewitt Associates reimbursed the Money Market Fund $186,451 for expenses related to this agreement and $62,120 for expenses allocated from the Master Portfolio.

    Hewitt Associates provides administrative services to the Institutional Money Market Fund at an annual rate of 0.10% of average daily net assets, but has agreed to absorb such expenses of the Institutional Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Institutional Money Market Fund, on an annual basis, does not exceed 0.45% of the average daily net assets of the Institutional Money Market Fund. This agreement expires on August 23, 2002, and may not be modified or terminated without approval of the Board of Trustees of the Trust. For the year ended December 31, 2001, Hewitt Associates reimbursed the Institutional Money Market Fund $102,544 for expenses related to this agreement.

    Hewitt Financial Services LLC ("Hewitt Services") serves as the Distributor of the Money Market Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Money Market Fund to pay expenses relating to the distribution of the Money Market Fund's shares. Under the plan, the Money Market Fund pays a fee to Hewitt Services, calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

    Hewitt Services also serves as the Shareholder Servicing Agent for the Money Market Fund. As Shareholder Servicing Agent, Hewitt Services is responsible for maintaining records showing the number of shares owned by investors who have purchased shares through Hewitt Services. In addition, Hewitt Services sends all shareholder communications relating to the Money Market Fund to shareholders or arranges for these materials to be sent. For these services, the Money Market Fund pays Hewitt Services a monthly fee calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund. For the year ended December 31, 2001, Hewitt Associates reimbursed the Money Market Fund $1,555 on behalf of Hewitt Services for expenses related to this agreement.

                               HEWITT SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

    Hewitt Associates also serves as the Shareholder Servicing Agent for the Institutional Money Market Fund. As Shareholder Servicing Agent, Hewitt Associates is responsible for receiving on behalf of the Transfer Agent orders by employee benefit plans to purchase and redeem shares. Hewitt Associates is also responsible for maintaining records showing the number of Institutional Money Market Shares allocable to individual participant accounts in those plans. In addition, Hewitt Associates sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.20% of average daily net assets of the Institutional Money Market Fund. For the year ended December 31, 2001, Hewitt Associates reimbursed the Institutional Money Market Fund $45,191 for expenses related to this agreement.

    The Funds also reimburse each Shareholder Servicing Agent for certain out-of-pocket expenses.

3. CAPITAL SHARE TRANSACTIONS

    As of December 31, 2001, there was an unlimited number of shares of $0.001 par value capital stock authorized by each Fund. Transactions in capital shares for each Fund is as follows:

HEWITT MONEY MARKET FUND



                                                         YEAR ENDED                    YEAR ENDED
                                                      DECEMBER 31, 2001             DECEMBER 31, 2000
                                               ----------------------------    ----------------------------
                                                  SHARES          AMOUNT          SHARES         AMOUNT
                                               ------------    ------------    ------------    ------------
              Shares Issued and Redeemed:
              Shares sold ..................     38,776,455    $ 38,776,455      60,125,957    $ 60,125,957
              Shares issued in reinvestments
                of dividends ...............      2,019,019       2,019,019         252,804         252,804
              Shares redeemed ..............    (32,433,460)    (32,433,487)     (2,488,099)     (2,488,099)
                                               ------------    ------------    ------------    ------------
              Net increase .................      8,362,014    $  8,361,987      57,890,662    $ 57,890,662
                                               ============    ============    ============    ============

                               HEWITT SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

HEWITT INSTITUTIONAL MONEY MARKET FUND



                                                                            YEAR ENDED                        YEAR ENDED
                                                                        DECEMBER 31, 2001                DECEMBER 31, 2000(A)
                                                                  ------------------------------    ------------------------------
                                                                     SHARES           AMOUNT           SHARES           AMOUNT
                                                                  -------------    -------------    -------------    -------------
 Shares Issued and Redeemed:
 Shares sold ....................................................     3,166,599    $ 319,321,630                0    $           0
 Shares issued in reinvestments
   of dividends .................................................        38,709        3,896,734                0                0
 Shares redeemed ................................................    (3,149,514)    (317,592,414)               0                0
                                                                  -------------    -------------    -------------    -------------
 Net increase ...................................................        55,794    $   5,625,950                0    $           0
                                                                  =============    =============    =============    =============

ADMINISTRATIVE SHARES
---------------------
Shares sold .....................................................             0    $           0        1,577,223    $ 158,161,559
Shares issued in reinvestments
  of dividends ..................................................             0                0           26,943        2,695,925
Shares redeemed .................................................             0                0       (2,147,078)    (215,204,333)
                                                                  -------------    -------------    -------------    -------------
Net decrease ....................................................             0    $           0         (542,912)   $ (54,346,849)
                                                                  =============    =============    =============    =============

INSTITUTIONAL SHARES
--------------------
Shares sold .....................................................             0    $           0        3,632,159    $ 366,426,633
Shares issued in reinvestments
  of dividends ..................................................             0                0           49,859        5,019,222
Shares redeemed .................................................             0                0       (3,080,954)    (310,858,084)
                                                                  -------------    -------------    -------------    -------------
Net increase ....................................................             0    $           0          601,064    $  60,587,771
                                                                  =============    =============    =============    =============

---------------
(a)  Institutional Class shares through December 4, 2000.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Hewitt Series Trust:

    We have audited the accompanying statements of assets and liabilities of Hewitt Money Market Fund and Hewitt Institutional Money Market Fund, the funds comprising Hewitt Series Trust, as of December 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and financial highlights for each of the years or periods in the period from October 1, 1998 (commencement of operations for Hewitt Institutional Money Market Fund) to December 31, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hewitt Series Trust, referred to above, as of December 31, 2001, the results of their operations, changes in their net assets and their financial highlights for the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts
February 11, 2002

                               HEWITT SERIES TRUST

SHAREHOLDER MEETING RESULTS -- (UNAUDITED)

    A Special Meeting of Shareholders (the "Meeting") of the Trust was held on November 14, 2001 at the offices of the Trust. The Meeting was adjourned and was reconvened on December 14, 2001, at which time the Meeting was adjourned again and reconvened on January 14, 2002. At the Meeting, as adjourned and reconvened on January 14, 2002, the matters listed below were submitted to a vote of the shareholders of the Money Market Fund and the Institutional Money Market Fund to obtain their instructions as to how each Fund would vote on the various matters as to which interestholders in the Master Portfolio were asked to vote. Additionally, shareholders of the Funds were asked to approve certain changes in the Funds' investment policies to conform to those of the Master Portfolio, as proposed to be modified. A summary of the proposals and the number of votes is presented below.

PROPOSAL 1.  Instruction as to Election of Trustees of Master Portfolio.



                                                       INSTITUTIONAL MONEY
                             MONEY MARKET FUND             MARKET FUND
                          -----------------------    ------------------------
TRUSTEE                      FOR         WITHHELD       FOR          WITHHELD
-------                   ----------     --------    ---------       --------

Mary G.F. Bitterman ....  36,375,358      653,737    1,026,074             0
Jack S. Euphrat ........  36,370,791      658,304    1,026,074             0
R. Greg Feltus .........  36,375,358      653,737    1,026,074             0
W. Rodney Hughes .......  36,375,358      653,737    1,026,074             0
Leo Soong ..............  36,370,791      658,304    1,026,074             0
Lee T. Kranefuss .......  36,375,358      653,737    1,026,074             0
Richard K. Lyons .......  36,375,358      653,737    1,026,074             0


PROPOSAL 2.  Instruction as to proposal to change the Master Portfolio's investment objective from a fundamental policy to a non-fundamental policy.



                                                 FOR      AGAINST    ABSTAIN
                                              ---------  ---------  ---------

Money Market Fund .......................... 31,490,812  4,120,111  1,418,173
Institutional Money Market Fund ............  1,009,985          0     16,089

                               HEWITT SERIES TRUST

PROPOSAL 3. Instructions as to proposals to amend certain of the fundamental investment policies of the Fund and the Master Portfolio and to change certain other fundamental investment policies of the Fund and the Master Portfolio to non-fundamental investment policies:

MONEY MARKET FUND                       FOR       AGAINST    ABSTAIN
-----------------------------------  ----------  ---------  ---------

3(A)  Industry Concentration         30,520,853  3,943,705  2,564,538
3(B)  Diversification                31,791,085  3,110,737  2,127,274
3(C)  Borrowing Money                29,268,400  4,560,632  3,200,064
3(D)  Issuing Senior Securities      31,463,518  3,152,683  2,412,895
3(E)  Lending                        29,582,493  4,712,278  2,734,325
3(F)  Underwriting                   30,458,242  4,390,052  2,180,802
3(G)  Investments in Real Estate     31,939,417  3,009,096  2,080,583
3(H)  Investments in Commodities
      and Commodity Contracts        28,915,658  5,632,593  2,480,845
3(I)  Convert Certain Fundamental
      Investment Policies to Non-
      Fundamental Investment
      Policies

     (i)   Puts, Calls, Straddles,
           Spreads, Warrants,
           Options                   29,253,066  5,760,353  2,015,677
     (ii)  Oil, Gas and Mineral
           Interests                 30,723,413  4,290,675  2,015,008
     (iii) Control or Management     29,689,718  5,131,199  2,208,179
     (iv)  Securities on Margin      28,210,088  6,703,610  2,115,398




INSTITUTIONAL MONEY MARKET FUND         FOR       AGAINST    ABSTAIN
-----------------------------------  ----------  ---------  ---------

3(A)  Industry Concentration          1,009,985          0     16,089
3(B)  Diversification                 1,009,985          0     16,089
3(C)  Borrowing Money                 1,009,985          0     16,089
3(D)  Issuing Senior Securities       1,009,985          0     16,089
3(E)  Lending                         1,009,985          0     16,089
3(F)  Underwriting                    1,009,985          0     16,089
3(G)  Investments in Real Estate      1,009,985          0     16,089
3(H)  Investments in Commodities
      and Commodity Contracts         1,009,985          0     16,089
3(I)  Convert Certain Fundamental
      Investment Policies to Non-
      Fundamental Investment
      Policies

     (i)   Puts, Calls, Straddles,
           Spreads, Warrants,
           Options                      260,203    749,782     16,089
     (ii)  Oil, Gas and Mineral
           Interests                    260,203    749,782     16,089
     (iii) Control or Management        260,203    749,782     16,089
     (iv)  Securities on Margin         260,203    749,782     16,089

                               HEWITT SERIES TRUST

DIRECTORS INFORMATION LIST -- (UNAUDITED)



                                                                PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE   POSITION(S), DATE OF ELECTION  DURING PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------   -----------------------------  ----------------------------------------

Don Hunt, age 62        Director, since July 7, 1998   Member of the Board/President of ADA
860 N. Lakeshore Drive                                 Financial Services, Member of the Board
Chicago, IL 60611                                      of ADA Holding Co., Member of the Board
                                                       of Vision III, and Member of the Board
                                                       and CEO of Global Training, Inc.

John Oliverio, age 47   Director, since July 7, 1998   CEO of Wheaton Franciscan Services;
806 Ambriance                                          Board Member of Affinity Health System,
Burr Ridge, IL 60521                                   Covenant Healthcare System, All Saints
                                                       Health System, United Health System,
                                                       Franciscan Ministries, Inc. and AHA
                                                       Investment Funds.


Each Trustee oversees 2 funds within the fund complex.

TAX INFORMATION -- (UNAUDITED)

    At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

     HEWITT MONEY MARKET FUND
     Undistributed Ordinary Income ................     $    --
     Undistributed Gain ...........................       1,836
                                                        -------
                                                        $ 1,836
                                                        -------

     HEWITT INSTITUTIONAL MONEY MARKET FUND
     Undistributed Ordinary Income ................     $28,446
     Undistributed Gain ...........................       3,043
                                                        -------
                                                        $31,489
                                                        -------

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2001
                             SCHEDULE OF INVESTMENTS

SECURITY                                 FACE AMOUNT        VALUE
--------                                 -----------    -------------

CERTIFICATES OF DEPOSIT--11.12%
Bayerische Hypo-Und Vereinsbank AG
  1.78%, 02/14/02                        $ 5,000,000    $   5,000,000
  2.05%, 01/31/02                         40,000,000       40,000,000
Bayerische Landesbank
  5.05%, 02/26/02                         20,000,000       20,097,150
BNP Paribas
  3.42%, 03/06/02                         15,000,000       15,037,014
Chase Manhattan Bank USA
  1.75%, 03/12/02                         25,000,000       25,000,000
Comerica Bank-Detroit
  3.71%, 09/17/02                         10,000,000       10,004,049
Commerzbank AG
  3.64%, 01/22/02                          5,000,000        5,000,037
Dresdner Bank AG
  2.53%, 10/15/02                         10,000,000       10,041,195
Societe Generale
  3.88%, 07/29/02                         15,000,000       14,998,329
Svenska Handelsbanken AB
  1.84%, 01/17/02                         36,000,000       35,999,839
Toronto-Dominion Bank
  2.04%, 11/13/02                         10,000,000       10,000,000
 US Bank NA Minnesota
  3.44%, 02/25/02                          5,000,000        5,000,000
                                                        -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost: $196,177,613)                                    196,177,613
                                                        -------------
COMMERCIAL PAPER--51.73%
Amstel Funding Corp.
  1.93%, 04/12/02                         11,483,000       11,420,823
  1.97%, 03/07/02                          5,000,000        4,982,215
  2.12%, 02/12/02                         10,000,000        9,975,267
  2.15%, 05/24/02                         10,000,000        9,914,597
  2.34%, 01/04/02                         10,000,000        9,998,054
  2.34%, 03/04/02                          8,767,000        8,731,669
  2.37%, 04/10/02                         20,000,000       19,869,650
  3.53%, 02/11/02                          5,000,000        4,979,899
Banque Generale du Luxembourg
  1.92%, 02/04/02                         25,000,000       24,954,667
COFCO Capital Corp.
  1.86%, 01/10/02                         14,400,000       14,393,304
Danske Corp.
  3.39%, 02/19/02                          5,000,000        4,976,929
Deutsche Bank Financial LLC
  2.06%, 02/11/02                         10,000,000        9,976,539
Dorada Finance Inc.
  2.32%, 01/22/02                          5,000,000        4,993,233
Edison Asset Securitization Corp.
  2.07%, 02/14/02                         10,000,000        9,974,700
Falcon Asset Securitization Corp.
  1.87%, 02/15/02                          5,560,000        5,547,004
Fayette Funding LP
  2.00%, 02/06/02                         20,000,000       19,960,000
Formosa Plastics
  1.80%, 03/21/02                         13,000,000       12,948,650
  2.07%, 02/20/02                          3,740,000        3,729,248
Forrestal Funding Corp.
  1.92%, 03/05/02                         20,000,000       19,932,800
  2.13%, 01/28/02                         25,000,000       24,960,063
GE Capital International
  1.81%, 03/20/02                         10,000,000        9,960,783
  2.29%, 02/13/02                         25,000,000       24,931,618
General Electric Capital Corp.
  2.03%, 02/22/02                         10,000,000        9,970,678
  3.36%, 02/19/02                         10,000,000        9,954,266
Goldman Sachs Group Inc.
  1.75%, 01/02/02                         37,000,000       36,998,201
Intrepid Funding
  2.10%, 01/18/02                         13,053,000       13,040,056
  2.10%, 01/28/02                         35,000,000       34,944,875
  2.38%, 01/18/02                         29,000,000       28,967,407

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2001
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                 FACE AMOUNT         VALUE
--------                                 -----------    -------------

Jupiter Securitization Corp.
  1.87%, 02/14/02                        $ 3,679,000    $   3,670,591
  1.87%, 02/13/02                          4,382,000        4,372,212
  2.05%, 01/04/02                          5,000,000        4,999,146
  2.07%, 01/22/02                         10,000,000        9,987,925
  2.08%, 01/16/02                         10,000,000        9,991,333
  2.32%, 01/22/02                          9,844,000        9,830,678
  2.35%, 01/14/02                          5,138,000        5,133,640
  3.58%, 01/28/02                          8,147,000        8,125,125
K2 USA LLC
  1.84%, 03/05/02                         20,000,000       19,935,600
  2.37%, 02/15/02                         16,000,000       15,952,700
Liberty Street Funding Corp.
  1.85%, 02/08/02                         25,000,000       24,951,181
  1.95%, 02/08/02                         10,000,000        9,979,417
  2.00%, 01/31/02                          3,580,000        3,574,033
  2.12%, 01/24/02                         17,193,000       17,169,713
  2.25%, 04/19/02                          6,162,000        6,120,407
Loch Ness LLC
  1.79%, 03/11/02                          2,304,000        2,296,095
  1.80%, 03/11/02                         10,000,000        9,965,500
  1.85%, 03/19/02                          8,000,000        7,968,344
  2.05%, 04/30/02                          7,765,000        7,712,381
  2.05%, 01/15/02                          3,500,000        3,497,210
  2.12%, 01/15/02                          4,842,000        4,838,008
  2.29%, 01/22/02                         20,000,000       19,973,283
  3.60%, 01/10/02                          5,000,000        4,995,500
  3.61%, 01/23/02                         10,000,000        9,977,939
  3.66%, 01/15/02                         10,000,000        9,985,767
Market Street Funding Corp.
2.11%, 01/11/02                           10,000,000        9,994,139
Moat Funding LLC
  1.79%, 02/19/02                         25,000,000       24,939,090
  2.28%, 04/22/02                         20,000,000       19,859,400
  3.58%, 01/22/02                         10,000,000        9,979,116
Moriarty LLC
  2.09%, 02/19/02                         15,000,000       14,957,329
Receivables Capital Corp.
2.05%, 01/18/02                           15,000,000       14,985,479
Sigma Finance Inc.
  1.80%, 02/11/02                         16,976,000       16,941,199
  2.35%, 01/24/02                          3,000,000        2,995,496
Silver Tower US Funding LLC
  1.99%, 01/07/02                         20,000,000       19,993,367
  2.10%, 01/23/02                         15,000,000       14,980,750
  2.14%, 02/01/02                         20,000,000       19,963,145
  2.14%, 01/28/02                          9,000,000        8,985,555
Special Purpose Accounts Receivable
  Corp.
  2.09%, 01/29/02                         20,000,000       19,967,489
Svenska Handelsbanken Inc.
  1.91%, 05/06/02                         10,000,000        9,933,681
Swedish Export Credit Corp.
  1.82%, 03/12/02                         54,525,000       54,332,042
Thames Asset Global Securitization Inc.
  2.56%, 01/30/02                         10,000,000        9,979,378
                                                        -------------
TOTAL COMMERCIAL PAPER
  (Cost: $912,777,578)                                    912,777,578
                                                        -------------
MEDIUM TERM NOTES--5.37%
Beta Finance Co. Ltd.
  2.54%, 10/16/02                         15,000,000       15,000,000
  3.67%, 09/10/02                         15,000,000       15,000,000
  4.31%, 05/31/02                          5,000,000        5,000,000
Dorada Finance Inc.
  4.08%, 07/16/02                          5,000,000        5,000,000
General Electric Capital Corp.
  5.50%, 04/15/02                          4,700,000        4,742,082
K2 USA LLC
  2.21%, 11/12/02                         10,000,000       10,000,000
Links Finance LLC
  2.20%, 11/19/02                         15,000,000       15,000,000
  2.58%, 11/13/02                         15,000,000       15,000,000

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2001
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                    FACE AMOUNT        VALUE
--------                                    -----------   --------------

Sigma Finance Inc.
  4.16%, 08/06/02                           $10,000,000   $   10,000,000
                                                          --------------
TOTAL MEDIUM TERM NOTES
  (Cost: $94,742,082)                                         94,742,082
                                                          --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--1.11%
Federal Home Loan Mortgage Corporation
  2.07%, 11/07/02                            20,000,000       19,643,500
                                                          --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost: $19,643,500)                                         19,643,500
                                                          --------------
VARIABLE & FLOATING RATE
  NOTES--28.17%
Associates Corp. of North America
  1.91%, 06/17/02                            15,000,000       14,999,987
  2.22%, 05/17/02                             2,500,000        2,501,330
  2.28%, 02/04/02                             1,000,000        1,000,124
  2.33%, 05/01/02                             6,500,000        6,502,949
Associates Manufactured Housing
  Certificates
  2.13%, 10/15/02                             3,522,523        3,522,523
Bank of America Corp.
  2.02%, 06/17/02                             5,285,000        5,292,837
  2.68%, 08/01/02                             2,000,000        2,005,278
  3.75%, 02/11/02                            20,000,000       20,006,527
Bank One Corp.
  2.00%, 06/26/02                             3,000,000        3,000,260
  2.11%, 08/12/02                             2,000,000        2,002,425
  2.21%, 05/07/02                            10,000,000       10,005,708
Bank One NA
  4.44%, 01/31/02                             3,000,000        3,000,063
Countrywide Home Loans Inc.
  2.33%, 02/01/02                            10,000,000       10,000,481
Dorada Finance Inc.
  1.85%, 05/14/02                            10,000,000       10,000,000
First Union Corp.
  2.21%, 05/09/02                            10,000,000       10,006,040
First Union National Bank
  2.01%, 02/25/02                             5,000,000        4,999,873
  2.14%, 08/16/02                            10,000,000       10,007,376
  2.36%, 10/29/02                            30,000,000       30,022,572
  3.59%, 09/06/02                             2,000,000        2,001,706
Fleet National Bank
  2.27%, 09/03/02                             1,000,000        1,000,951
  2.54%, 01/22/02                             4,000,000        4,000,867
Goldman Sachs Group Inc.
  2.10%, 01/14/02                             5,000,000        5,000,271
  2.13%, 05/24/02                             7,500,000        7,504,584
  2.25%, 02/12/02                             1,000,000        1,000,273
  2.30%, 03/08/02                             5,000,000        5,005,537
  2.50%, 02/18/02                             1,400,000        1,400,744
  2.55%, 01/23/02                             8,000,000        8,001,018
  2.56%, 01/17/02                             2,000,000        2,000,182
  2.60%, 01/14/02                             5,000,000        5,000,447
  2.61%, 01/14/02                             5,000,000        5,000,464
Holmes Financing No. 5 Series 1
  Class A
  1.91%, 10/15/02                            50,000,000       50,000,000
Household Finance Corp.
  2.18%, 05/14/02                            10,000,000       10,007,665
K2 USA LLC
  1.87%, 06/17/02                            10,000,000       10,000,000
  1.90%, 01/15/02                            10,000,000        9,999,994
  1.93%, 10/21/02                            15,000,000       15,000,000
Key Bank NA
   2.02%, 03/25/02                            9,000,000        9,002,475
  2.65%, 07/02/02                            10,000,000       10,005,577
  2.65%, 07/02/02                            10,500,000       10,501,088
  4.01%, 03/18/02                             3,000,000        3,000,929
Links Finance LLC
  1.84%, 01/25/02                            10,000,000        9,999,706
Merrill Lynch & Co. Inc.
  2.50%, 07/24/02                             4,000,000        4,004,554

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2001

                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                 FACE AMOUNT      VALUE
--------                                 -----------  --------------

  2.51%, 02/08/02                        $ 3,000,000  $    3,001,332
  2.53%, 01/15/02                          5,000,000       5,000,347
  2.68%, 04/08/02                         10,000,000      10,006,913
  2.82%, 03/25/02                         15,055,000      15,063,267
Monet Trust Class A2 Notes
  1.97%, 06/28/02                         15,000,000      15,000,000
Morgan Stanley Dean Witter & Co.
  2.30%, 05/20/02                          3,000,000       3,003,848
  3.83%, 01/28/02                          1,700,000       1,700,263
National City Bank
  2.17%, 03/01/02                         10,000,000      10,000,895
Sigma Finance Inc.
  1.85%, 01/16/02                         10,000,000       9,999,897
Textron Financial Corp. 2001-A
  Class A-1
  2.12%, 12/20/02                         25,800,000      25,800,000
Unilver NV
  2.47%, 10/24/02                         45,000,000      45,066,619
US Bancorp
  5.20%, 05/08/02                         13,000,000      13,006,987
Wachovia Bank NA
  2.07%, 05/23/02                          3,000,000       3,001,145
                                                      --------------
TOTAL VARIABLE & FLOATING RATE NOTES
  (Cost: $496,966,898)                                   496,966,898
                                                      --------------
REPURCHASE AGREEMENTS--2.29%
Goldman Sachs Tri-Party Repurchase
  Agreement, dated 12/31/01, due
  01/02/02, with a maturity value of
  $20,002,000 and an effective yield
  of 1.80%.                               20,000,000      20,000,000
Merrill Lynch Tri-Party Repurchase
  Agreement, dated 12/31/01, due
  01/02/02, with a maturity value of
  $20,418,008 and an effective yield
  of 1.77%.                               20,416,000      20,416,000
                                                      --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost: $40,416,000)                                     40,416,000
                                                      --------------
TOTAL INVESTMENTS IN SECURITIES--99.79%
  (Cost $1,760,723,671)                                1,760,723,671
                                                      --------------
Other Assets, Less
  Liabilities--0.21%                                       3,758,440
                                                      --------------
NET ASSETS--100.00%                                   $1,764,482,111
                                                      ==============


   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

ASSETS

Investments at amortized cost (Cost:
  $1,760,723,671) (Note 1) .....................   $1,760,723,671
Cash ...........................................              901
Receivables:
    Interest ...................................        4,061,625
                                                   --------------
TOTAL ASSETS ...................................    1,764,786,197
                                                   --------------

LIABILITIES
Payables:

    Advisory fees (Note 2) .....................          304,086
                                                   --------------
TOTAL LIABILITIES ..............................          304,086
                                                   --------------
NET ASSETS .....................................   $1,764,482,111
                                                   ==============


   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001



NET INVESTMENT INCOME
     Interest ....................................  $37,482,531
                                                    -----------
TOTAL INVESTMENT INCOME ..........................   37,482,531
                                                    -----------
EXPENSES (NOTE 2)
    Advisory fees ................................      997,827
                                                    -----------
TOTAL EXPENSES ...................................      997,827
                                                    -----------
NET INVESTMENT INCOME ............................   36,484,704
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on sale of investments .....       26,158
                                                    -----------
NET GAIN ON INVESTMENTS ..........................       26,158
                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .....................................  $36,510,862
                                                    ===========


   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                            FOR THE YEAR       FOR THE YEAR
                                                ENDED              ENDED
                                          DECEMBER 31, 2001  DECEMBER 31, 2000
                                          -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income ...............   $    36,484,704    $    26,598,971
    Net realized gain ...................            26,158                 22
                                            ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .......................        36,510,862         26,598,993
                                            ---------------    ---------------
Interestholder transactions:
    Contributions .......................     7,101,626,395      1,633,105,244
    Withdrawals .........................    (5,886,952,331)    (1,391,880,314)
                                            ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING
  FROM INTERESTHOLDER TRANSACTIONS ......     1,214,674,064        241,224,930
                                            ---------------    ---------------
INCREASE IN NET ASSETS ..................     1,251,184,926        267,823,923

NET ASSETS:
Beginning of year .......................       513,297,185        245,473,262
                                            ---------------    ---------------
END OF YEAR .............................   $ 1,764,482,111    $   513,297,185
                                            ===============    ===============

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO

                        NOTES TO THE FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

    The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

FEDERAL INCOME TAXES

    MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company

                         MONEY MARKET MASTER PORTFOLIO
                  NOTES TO THE FINANCIAL STATEMENTS--CONTINUED

meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

REPURCHASE AGREEMENTS

    The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements held by the Master Portfolio at December 31, 2001 were fully collateralized by U.S. Government and Agency obligations as follows:


                                                                                              AGGREGATE MARKET
REPURCHASE AGREEMENT                  INTEREST RATE(S)               MATURITY DATE(S)              VALUE
--------------------                ---------------------     ---------------------------     ----------------
Goldman Sachs Tri-Party .........            6.50%                      10/01/31                 $20,400,000
Merrill Lynch Tri-Party .........         4.88 - 8.00              07/01/06 - 03/01/41            20,825,658

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

                         MONEY MARKET MASTER PORTFOLIO
                  NOTES TO THE FINANCIAL STATEMENTS--CONTINUED

    Certain officers and trustees of MIP are also officers of Stephens and BGI. As of December 31, 2001, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    At December 31, 2001, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.  FINANCIAL HIGHLIGHTS

    Financial highlights for the Master Portfolio were as follows:

                                           YEAR ENDED       YEAR ENDED      PERIOD ENDED    PERIOD ENDED
                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    FEBRUARY 28,
                                              2001             2000            1999/(1)/      1999/(4)/
                                         ---------------  ---------------  ---------------  ------------
    Ratio of expenses to
       average net assets/(2)/ .........      0.10%            0.10%            0.10%           0.10%
    Ratio of net investment
      income to average net
      assets/(2)/ ......................      3.66%            6.43%            5.23%           5.17%
    Total return .......................      4.23%            6.52%            4.44%/(3)/      2.61%/(3)/

---------
/(1)/For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/Annualized for periods of less than one year.
/(3)/Not annualized.
/(4)/For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

INDEPENDENT ACCOUNTANTS' REPORT


To the Interestholders and Board of Trustees
Master Investment Portfolio:

    In our opinion the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), at December 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

    The financial statements of the Portfolio as of December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
San Francisco, California
February 8, 2002

CHANGE IN INDEPENDENT ACCOUNTANTS (UNAUDITED)

    As a result of the resignation of KPMG LLP as the Master Portfolio's independent accountants, the Audit Committee and the Board of Trustees of the Master Portfolio voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Master Portfolio's year ended December 31, 2001. During the three previous years, the audit reports of KPMG LLP contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Master Portfolio and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION (UNAUDITED)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). MIP and BGIF are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee oversees 23 funds within the fund complex and serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is elected and qualified. Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-888-204-3956.

                        OFFICERS AND INTERESTED TRUSTEES

                              POSITION(S), LENGTH  PRINCIPAL OCCUPATIONS DURING PAST
NAME, ADDRESS AND AGE         OF TIME SERVED       5 YEARS, DIRECTORSHIPS HELD
Richard H. Blank, Jr., 45     Chief Operating      Vice President of Stephens Inc.,
                              Officer, Secretary   Director of Stephens Sports
                              and Treasurer,       Management Inc.; and Director of
                              since October 20,    Capo Inc.
                              1993

*R. Greg Feltus, 50           Trustee, Chairman    Executive Vice President of
                              and President,       Stephens Inc.; President of
                              since October 20,    Stephens Insurance
                              1993                 Services Inc.; Senior Vice
                                                   President of Stephens Sports
                                                   Management Inc.; and President of
                                                   Investors Brokerage
                                                   Insurance Inc.

**Lee T. Kranefuss, 40        Trustee, since       Chief Executive Officer of the
Barclays Global Investors     November 16, 2001    Individual Investor Business of
45 Fremont Street                                  Barclays Global Investors, N.A.;
San Francisco, CA 94105                            The Boston Consulting Group
                                                   (until 1997)


                             DISINTERESTED TRUSTEES

                              POSITION(S), LENGTH  PRINCIPAL OCCUPATIONS DURING PAST
NAME, ADDRESS AND AGE         OF TIME SERVED       5 YEARS, DIRECTORSHIPS HELD

Mary G.F. Bitterman, 57       Trustee, since       President and Chief Executive
                              November 16, 2001    Officer of the James Irvine
                                                   Foundation; President and Chief
                                                   Executive Officer of KQED, Inc.;
                                                   Director of Pacific Century
                                                   Financial Corporation/Bank of
                                                   Hawaii.

Jack S. Euphrat, 79           Trustee, since       Private Investor.
                              October 20, 1993

W. Rodney Hughes, 75          Trustee, since       Private Investor.
                              October 20, 1993

Richard K. Lyons, 41          Trustee, since       Professor, University of
                              November 16, 2001    California, Berkeley; Haas School
                                                   of Business; Member, Council of
                                                   Foreign Relations; Director of
                                                   Matthews International Funds;
                                                   Trustee of iShares Trust,
                                                   Director of iShares, Inc.

Leo Soong, 55                 Trustee, since       Managing Director of C.G.
                              February 9, 2000     Roxane LLC; Managing Director of
                                                   Crystal Geyser Roxane Water Co.;
                                                   Co-Founder and President of
                                                   Crystal Geyser Roxane Water Co.


  * R. Greg Feltus is deemed to be an "interested person" because he serves as the Executive Vice President of Stephens Inc., the distributor and co-administrator for the Master Portfolios.
 ** Lee T. Kranefuss is deemed to be an "interest person" because he serves as Chief Executive Officer of the Individual Investor Business of Barclays Global Investors, N.A., the co-administrator of the Master Portfolios and the parent company of BGFA, the investor advisor for MIP.